General & Administrative Expenses, Compensation of directors and executives (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
General & Administrative Expenses [Abstract]
Cash compensation		$ 3,518	$ 3,989	[1]	$ 4,171
Pension cost		36	202		155
Share compensation	[2]	2,003	2,250		4,107
Total remuneration		$ 5,556	$ 6,441		$ 8,433

[1]	Compensation for 2018 includes full year compensation for both current and former chief financial officer.
[2]	Share compensation reflects the expense recognized.